Document and Entity Information	Oct. 23, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000763901
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	POPULAR, INC.
Entity Incorporation State Country Code	PR
Entity File Number	001-34084
Entity Tax Identification Number	66-0667416
Entity Address, Address Line One	209 Muñoz Rivera Avenue
Entity Address, City or Town	Hato Rey
Entity Address, Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	(787)
Local Phone Number	765-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
Cumulative Preferred Stock Six Point One Two Five Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ